OTHER INFORMATION	6 Months Ended
Jun. 30, 2026
Other Information
OTHER INFORMATION

14.	OTHER INFORMATION

Long Term Incentive Plan (“LTIP”)

On February 2, 2022, the Board approved the terms and conditions of a long-term incentive plan (the “LTIP”), which was approved by the Company Shareholders at a meeting held on March 3, 2022. The main objective of the LTIP is to enhance the alignment between senior management and directors of the Company’s Shareholders and strengthen the retention and motivation of senior management and directors in the long term.

The LTIP is primarily for the benefit of certain existing and future senior managers of the Company, certain Directors and certain employees and independent contractors providing services to Codere Online from time to time. The beneficiaries will be proposed by the Chief Executive Officer of the Company and will be subject to approval by the Company´s Board, such beneficiaries will receive an invitation letter to participate in the LTIP. Beneficiaries will be required to accept the terms of a post-contractual non-compete and non-solicitation agreement to benefit from the terms of the LTIP.

Compensation under the LTIP will be based on the beneficiary’s expected role, responsibilities and contribution to the business of the Company, among other things. The LTIP includes compensation in the form of share options, restricted shares, and/or deferred payments, payable depending upon the increase in the Company’s equity value and/or deferred payments payable depending upon the Incremental Equity Value (the amount will be determined as soon as possible following year-end 2026). The Incremental Equity Value will be calculated considering the Exercise Equity Value (which will be calculated considering the 2026 Adjusted EBITDA, the Net Financial Debt and the Transaction Value of Codere Online as established in the Company Sale Event), the Base Equity Value (amounting to $350 million) and the Invested Capital from shareholders (less any cash contributions to shareholders, in each case to the extent made after the date of commencement of this Plan and will be capitalized at an annual rate of 8%).

According to the LTIP Agreement, the termination date of the restricted shares will be March 31, 2027, whereas the share options will terminate on December 31, 2027. The payment date shall be considered as the termination of the deferred payment rights under the Existing LTIP, which shall take place no later than March 31, 2027. The number of share options to be granted will be based on the portion of the Target Compensation tied to this stock option component, a $10.00 exercise price (the “Strike Price”), the Target Share Price and subject to standard anti-dilution protections and adjustment for extraordinary cash dividends.

The restricted shares, share options and deferred payment rights granted to the beneficiaries shall have a 20% vesting per calendar year, considering the applicable start of vesting period.

Notwithstanding the general 20% per year vesting rule, the following clarifications apply based on employee start dates:

(i)	For grants made after January 1, 2022, where the beneficiary was already employed or providing services as of January 1, 2022, the vesting commencement date is deemed to be January 1, 2022

(ii)	For grants made after January 1, 2022, where the beneficiary joined the Company after January 1, 2022, the vesting schedule is adjusted proportionally to ensure full vesting by December 31, 2026 (i.e., more than 20% per year on average).

The share options will be exercised at the option of the beneficiary on a cash or cashless basis (subject to the Company’s option to net cash settle) and will not be transferable by the beneficiary at any time. The Company intends to settle the options in shares.

The number of restricted shares to be granted will be based on the portion of the Target Compensation tied to the restricted share component and a target share price of $20.50 (“Target Share Price”). The restricted shares may also be net cash settled by the Company, although the Company intends to settle them in shares. Share options may be exercised, and restricted shares may be sold, following the later of (i) 90 days from the respective vesting date and (ii) December 31, 2023.

Deferred payment rights are measured in USD, and the employee will receive as many shares as are worth to the deferred payment right amount, subject to the vesting terms of the Amended Existing LTIP, which extended the vesting period for the deferred payment rights to December 31, 2027. The deferred payments rights granted to the beneficiaries shall have a 20% vesting per calendar year and will be paid at the Company’s option in cash or the Company’s Ordinary Shares subject to certain exceptions and acceleration events. The Company intends to settle the deferred payment rights in shares.

The employer company of each beneficiary will be the one liable for compliance with applicable payroll obligations (income tax withholdings and social security tax withholdings/payments).

The total number of Ordinary Shares issuable to beneficiaries pursuant to the share options and restricted shares shall be limited to 5% of the total number of Ordinary Shares issued and outstanding at the time the LTIP was approved by the Company’s Shareholders. The Company may increase such limit by an amount equivalent to 0.2% of the total number of Ordinary Shares issued and outstanding on each December 31 through the end of the vesting period of the LTIP, to provide for additional capacity to grant awards to additional beneficiaries under the LTIP.

Amended Existing Long Term Incentive Plan (“Amended Existing LTIP”)

On November 7, 2024, the Board approved certain amendments to the Company’s existing LTIP with the aim of further enhancing the alignment between management, directors and shareholders by providing additional incentives. The amended existing LTIP (the “Amended Existing LTIP”) was subsequently approved by the Company’s shareholders at the Annual General Meeting held on June 30, 2025.

Under the Amended Existing LTIP, participants may receive additional restricted share awards and/or additional deferred payment rights (“DPR”) based on their role, level, business unit and the strategic objectives of the program. No additional stock options are offered under the Amended Existing LTIP. The additional restricted share awards are subject to a three-year vesting period covering the period from January 1, 2024 through December 31, 2026, being the expiration date of the previous existing LTIP’s original five-year term.

The total potential payout under the deferred payment right component was increased by an additional $8.5 million, subject to an overall cap of $17.5 million. In addition, the deferred payment right calculation formula was amended, the minimum equity value threshold for eligibility was reduced and the payout mechanism was revised to incorporate a tiered structure. The vesting period for the DPR was also extended to December 31, 2027 (from December 31, 2026). The Amended Existing LTIP further includes provisions governing the treatment of awards in the event of a delisting of the Company’s shares (other than as a result of a regulatory breach). The Company intends to settle the deferred payment rights in shares.

Additional restrictions include clawback provisions applicable for a two-year period from the vesting date of an award, triggered upon termination for misconduct, fraud, gross negligence or breaches of post-termination restrictive covenants.

New Long Term Incentive Plan (“New LTIP”)

On the same date as for the Amended Existing LTIP, November 7, 2024, the Board also approved a new long-term incentive plan (the “New LTIP”) as an additional retention mechanism for senior management and directors. The New LTIP was approved by shareholders at the Annual General Meeting held on June 30, 2025.

The New LTIP is a stock option plan covering the 2024–2028 period pursuant to which Codere Online may grant up to 2.6 million stock options to eligible participants. The legal grant date is defined as the date of shareholder approval in respect of awards relating to years 2024 and 2025, and January 1 of each year for awards relating to years 2026 through 2028.

Options are granted at market value on the grant date and vest over a four-year period in annual cliff installments. Notwithstanding this general vesting rule, awards relating to 2024 and 2025 are deemed to have commenced vesting on January 1, 2024, and January 1, 2025, respectively. Although the New LTIP is a five-year plan, its overall term extends through December 31, 2031, to allow full vesting of awards granted in the fifth year. Each stock option has a contractual life of ten years measured from January 1 of the year of grant. The New LTIP also includes clawback provisions permitting recovery of awards for a two-year period following vesting. In certain cases, including senior executive roles, clawback may also be triggered by voluntary resignation.

The total number of share options, restricted shares and deferred payments right to each part of the LTIP, the Amended Existing LTIP and the New LTIP are as follow:

06/30/2026

	Number of share options	Number of restricted shares	Deferred payments rights (USD)
Total rights as of December 31, 2025	1,893,608	321,683	16,204,611
Awarded during the period	620,000	160,000	500,000
Issued during the period	-	(220,103)	-
Cash settled during the period	-	(48,921)	-
Exercised during the period	-	-	-
Forfeited during the period	-	(1,852)	(230,608)
Total rights as of June 30, 2026	2,513,608	210,807	16,474,003
Vested	1,201,976	105,403	1,750,084
Unvested	1,311,632	105,404	14,723,919

12/31/2025

	Number of share options	Number of restricted shares	Deferred payments rights (USD)
Total rights as of December 31, 2024	933,233	558,867	8,903,209
Awarded during the period	1,005,000	-	7,725,000
Issued during the period	-	(149,639)	-
Cash settled during the period	-	(46,511)	-
Exercised during the period	-	-	-
Forfeited during the period	(44,625)	(41,034)	(423,598)
Total rights as of December 31, 2025	1,893,608	321,683	16,204,611
Vested	1,126,595	179,147	1,744,954	*
Unvested	767,013	142,536	14,459,657

*	For the beneficiaries who accepted the Amended Existing LTIP, all DPR awards scheduled to vest in 2025 were treated as entirely unvested. Unlike the LTIP, which provided pro-rata vesting for all leavers, the Amended Existing LTIP restricts pro-rata vesting solely to participants meeting the good leaver criteria.

The fair value of the equity instruments granted under the LTIP has been determined using a Monte Carlo simulation valuation model as of each of the grant dates, considering the conditions determined in the LTIP Agreement, and the following assumptions:

Forecast share price volatility (annualized)	50.93%
Plan duration (years)	5.00
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield

Additionally, the fair value of the equity instruments granted as part of the New LTIP Agreement has been determined using the Black-Scholes valuation model as of each of the grant dates, considering the conditions determined in the New LTIP Agreement, and the following assumptions:

Forecast share price volatility (annualized)	49.62% – 52.40%
Plan duration (years)	5.50 to 7.00
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield

Due to the limited trading history of the Company’s shares, expected share price volatility has been determined based on the average historical standard volatility of a group of selected peers, considering a 5-year period, matching the applicable LTIP tenor.

Fair value of restricted shares

The fair value of restricted share has been calculated as the number of estimated vested instruments multiplied by the grant-date fair value per restricted share. The number of estimated vested instruments is based on the awards granted to each beneficiary’s invitation letter, and the expected share value has been determined based of the aforementioned Monte Carlo simulation and the valuation inputs previously described.

Fair value of stock options

The fair value of stock options, which may be converted into the Company’s Ordinary shares at a previously specified price during a defined time period, has been calculated by multiplying the number of granted stock options by the grant-date fair value per option. To determine the value of stock options at each grant date, the Company used the expected share price evolution derived from the Monte Carlo simulation model under the LTIP and the Black-Scholes valuation model under the New LTIP. Option value consists of intrinsic value, which is the difference between the underlying share price and the option exercise price if positive, and time value, which reflects the possibility that the option may gain intrinsic value in the future. Based on the expected share price evolution, the Company’s stock options had only time value at each grant date, as the underlying share price was below the $10.00 per share exercise price under the LTIP. Under the New LTIP, the exercise price of each option is determined as the greater of (i) the market value of an ordinary Share on the grant date ($8.49 per share for Year 1 and Year 2 awards) and (ii) the nominal value of an Ordinary Share on the grant date (€1.00 per share). Based on the expected share price evolution, the stock options had time and intrinsic value at each grant date, as the underlying share price was close to the exercise price under the New LTIP.

Deferred payment rights

Finally, deferred payment rights are subject to non-market performance conditions linked to the Company’s EBITDA and net financial debt. The number of shares expected to be delivered is estimated based on the Company’s business plan and is reassessed over the vesting period. Accordingly, the Company’s business plan is used to determine the preliminary number of shares expected to be delivered to beneficiaries under the sub-plans.

The incentives granted to the beneficiaries under the LTIP are subject to a 5-year general vesting period, with 20% vesting per year, subject to certain exceptions and acceleration events, in order to promote the long-term retention of the beneficiaries.

Except in cases of termination for cause, beneficiaries generally retain vested awards upon cessation of employment or service. Awards are subject to clawback in certain circumstances, including breaches of post-termination restrictive covenants or as required by applicable law. The LTIP is subject to the Spanish employment law as a significant part of the compensation under the LTIP will be awarded to beneficiaries located in Spain. The components of the LTIP may be subject to special terms and conditions depending on the location of the beneficiary.

The foregoing description of the LTIP does not purport to be complete and is qualified in its entirety by reference to the full text of the LTIP Master Agreement, which has been filed as an exhibit to the annual report of Codere Online as of December 31, 2022.

Codere Online recognizes the expense associated with the LTIP using the graded vesting method, in accordance with IFRS 2:B43–B44, whereby each vesting tranche is treated as a separate award and expensed over its respective vesting period.

For the six month period ended June 30, 2026, the impact of the LTIP recorded in the Unaudited Interim Condensed Consolidated Statements of operations and income statement as personnel expenses amounted to € 6.2 million euros.